ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
ACCRUED EXPENSES
Accrued compensation and benefits	$ 838	$ 760	$ 1,066
Accrued audit and tax services	166	67	140
Accrued legal and professional	320	172	29
Accrued transaction costs	2,327	1,423
Accrued other	477	559	788
Total accrued expenses	$ 4,128	$ 2,981	$ 2,023